Vessels and Equipment - Drydocking activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Drydocking activity
Balance at the beginning of the year	$ 28,661	$ 40,587
Costs incurred for drydocking	14,690	553
Costs re-allocated to drydocking due to change of contract		2,039
Costs allocated to drydocking as part of acquisition of asset	2,340	910
Drydock amortization as part of sale of asset	(1,526)	(1,490)
Drydock amortization	(14,842)	(13,938)
Balance at the end of the year	$ 29,323	$ 28,661